Revenue	12 Months Ended
Dec. 31, 2025
Revenue
Revenue

15.  Revenue

Revenue by source consists of the following:

	Year Ended December 31,
	2023	2024	2025
Vehicle sales	49,257,270	58,234,086	76,883,876
Parts, accessories and after-sales vehicle services	2,337,490	3,324,321	4,174,135
Provision of power solution	1,666,346	2,100,553	2,464,441
Others	2,356,827	2,072,599	3,965,058
Total	55,617,933	65,731,559	87,487,510

For the years ended December 31, 2023, 2024 and 2025, revenue recognised at a point in time was RMB52,943,443, RMB62,271,688 and RMB82,615,445, respectively, and revenue recognised over time was RMB2,674,490, RMB3,459,871 and RMB4,872,065, respectively.